Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

29. Subsequent events

On February 29, 2024, the Company concluded the Repurchase program on shares (approved on September 14, 2023). The program was concluded through the repurchase of an additional 1,077,415 shares Class A (being 657,510 on January 31, 2024, and 419,905 on February 29, 2024).